Finance Charges	12 Months Ended
Dec. 31, 2017
Finance Costs [Abstract]
Finance Charges

NOTE 15. FINANCE CHARGES

	2017	2016
Interest:
Long-term debt	$128,381	$138,335
Other	1,083	226
Income	(1,858)	(3,445)
Amortization of debt issue costs	10,162	11,244
Other	160	—
Finance charges	$137,928	$146,360